Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized (in shares)	0	69,613,565
Redeemable convertible preferred stock, shares outstanding (in shares)	0	69,613,562
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 435,579
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares designated (in shares)	20,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000	340,216,780
Common stock, shares issued (in shares)	103,003,646	5,822,396
Common stock, shares outstanding (in shares)	103,003,646	5,822,396